                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:


Jamie Zimmerman                        New York, NY           November 12, 2010
-----------------------------   --------------------------   -------------------
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-_______             __________________________
[Repeat as necessary.]

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           14
Form 13F Information Table Value Total:       209994
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number   Name
---          --------------------   ---------------------
28-_______   __________________     _____________________
[Repeat as necessary.]

          NO FILING NEEDED - LESS THAN 100 MM IN REPORTABLE SECURITIES

09/30/2010 -- Form 13F
Page 1
CIK: 1292975
CCC: ww6dh@ho

                             VALUATION CURRENCY: USD

           ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6         ITEM 7            ITEM 8
----------------------------- ------ --------- ------------- ------------- --------------------- -------- --------------------------
                               Title                Fair       Shares of        Investment                     Voting Authority
                                of     Cusip       Market      Principal        Descretion                --------------------------
        Name of Issuer         Class   Number      Value         Amount    Sole   Shared   Other Managers      Sole     Shared Other
----------------------------- ------ --------- ------------- ------------- ---- ---------- ----- -------- ------------- ------ -----
Airgas, Inc.                  Common 009363102 31,458,879.00    462,971.00   X                     LITE      462,971.00    0     0
Applied Signal Technology     Common 038237103  8,084,856.00    324,954.00   X                     LITE      324,954.00    0     0
CIT Group, Inc.               Common 125581108 21,818,290.00    534,500.00   X                     LITE      534,500.00    0     0
Coca-Cola Enterprises Inc.    Common 19122T109 39,990,000.00  1,290,000.00   X                     LITE    1,290,000.00    0     0
Gray Television Inc.          Common 389375106  3,119,484.00  1,551,982.00   X                     LITE    1,551,982.00    0     0
Nextwave Wireless Inc.        Common 65337y409      3,249.00      2,354.00   X                     LITE        2,354.00    0     0
Northwestern Corp.            Common 668074305    745,987.00     26,491.00   X                     LITE       26,491.00    0     0
Smurfit-Stone Container Corp. Common 832727101 25,687,065.00  1,398,316.00   X                     LITE    1,398,316.00    0     0
Solutia Inc.                  Common 834376501    286,445.00     17,914.00   X                     LITE       17,914.00    0     0
Theravance Inc.               Common 88338t104 28,962,090.00  1,440,900.00   X                     LITE    1,440,900.00    0     0
United States Oil Fund LP     Common 91232N108 21,426,600.00    615,000.00   X                     LITE      615,000.00    0     0
Stewart Information Services  Common 860372101  5,573,130.00    492,326.00   X                     LITE      492,326.00    0     0
YRC Worldwide, Inc.           Common 984249102  9,143,950.00 36,575,800.00   X                     LITE   36,575,800.00    0     0
Eagle Materials Inc.          Common 26969p108 13,693,860.00    577,800.00   X                     LITE      577,800.00    0     0

Total Under Management: 209,993,885.00